S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 25, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Daniel Freifeld	Marti Technologies Inc.	Mobility/Ride Hailing	Director
	Callaway Capital Management	Investment Manager	Chief Investment Officer
Craig Perry	Callaway Capital Management	Investment Manager	Managing Director
William Weir	Callaway Capital Management	Investment Manager	Chief Operating Officer
Power Spencer	Callaway Capital Management	Investment Manager	Analyst
Douglas Lute	Marti Technologies Inc.	Mobility/Ride Hailing	Director
Andy Abell	Senira	Financial Intelligence Company	Chief Operating Officer
Agostina Nieves	BlueLake Capital	Broker Dealer	Head of Sales